Consolidated Statements of Comprehensive Loss (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jul. 02, 2011	Jul. 03, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net loss	$ (18,960)	$ 564	$ (39,884)	$ (32,772)	$ (51,675)	$ (49,710)	$ (96,737)
Other comprehensive income (loss), net of taxes:
Foreign currency translation adjustments, net of tax benefit (expense) of $942, $(2,153), and $2,990 for the year ended December 31, 2010, 2009 and 2008, respectively	1,134	(2,626)	6,607	(10,056)	(5,435)	3,353	(4,657)
Unrealized loss on cash flow hedges, net of tax benefit of $2,965, $6,309, and $5,005 for the year ended December 31, 2010, 2009 and 2008, respectively	(114)	(1,246)	(259)	(3,574)	(4,708)	(9,827)	(7,795)
Reclassification adjustment for losses on cash flow hedges included in net loss, net of tax benefit of $4,764, $7,102, and $1,345 for the year ended December 31, 2010, 2009 and 2008, respectively	1,084	1,826	2,175	3,772	7,448	11,062	2,095
Other comprehensive income (loss)	2,104	(2,046)	8,523	(9,858)	(2,695)	4,588	(10,357)
Comprehensive loss	(16,856)	(1,482)	(31,361)	(42,630)	(54,370)	(45,122)	(107,094)
Comprehensive income attributable to noncontrolling interests	(356)	(154)	(839)	(352)	(728)	(766)	(909)
Comprehensive loss attributable to DJO Finance LLC	$ (17,212)	$ (1,636)	$ (32,200)	$ (42,982)	$ (55,098)	$ (45,888)	$ (108,003)